Accrued Director's fees (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued director's fees [Abstract]
Accrued director’s fees amount	$ 75,000	$ 75,000